Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income - Summary of Personnel Expenses (Detail) € in Millions	12 Months Ended
	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 EUR (€)
Short-term employee benefits expense [abstract]
Wages and salaries	€ (79.2)	€ (61.0)	€ (49.4)
Social security contributions	(15.1)	(11.7)	(9.4)
Other personnel expenses	(3.8)	(2.7)	(1.1)
Total	€ (98.1)	€ (75.5)	€ (59.9)
Number and average number of employees [abstract]
Average number of employees	2,492	1,914	1,590
Employee [member]
Number and average number of employees [abstract]
Average number of employees	2,492	1,914	1,590